Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Financial Assets And Liabilities Carrying Values By Category And Fair Values

The following tables provide the financial assets and liabilities carrying values by category and fair values as of December 31, 2017, 2018 and 2019:

	As of December 31, 2017
	Carrying value				Fair value
(in thousands of euros)	As per statement of financial position	Assets at fair value through profit & loss	Loans & receivables	Debt at amortized cost	Level 1	Level 2	Level 3
Assets
Loans	219	—	219	—	—	219	—
Deposits and guarantees	274	—	274	—	—	274	—
Trade receivables	61	—	61	—	—	61	—
Cash and cash equivalents	273,820	273,820	—	—	273,820	—	—
TOTAL—Assets	274,375	273,820	555	—	273,820	555	—
Liabilities
Conditional advances	3,407	—	—	3,407	—	—	3,407
Convertible loans	155,868	—	—	155,868	—	155,868	—
Bank loans	3,488	—	—	3,488	—	3,488	—
Obligations under finance leases	1,890	—	—	1,890	—	1,890	—
Accrued interests	3	—	—	3	—	3	—
Other financial loans and borrowings	24	—	—	24	—	24	—
Trade payables	19,053	—	—	19,053	—	19,053	—
Other payables	34	—	—	34	—	34	—
TOTAL—Liabilities	183,766	—	—	183,766	—	180,359	3,407
13.	FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

	As of December 31, 2018
	Carrying value				Fair value
	As per	Assets at
	statement of	fair value
	financial	through	Loans and	Debt at
(in € thousands)	position	profit and loss	receivables	amortized cost	Level 1	Level 2	Level 3
Assets
Financial investments	—	—			—
Loans	259		259			259
Loan related security deposit	—		—			—
Deposits and guarantees	284		284			284
Trade receivables	25		25			25
Cash and cash equivalents	207,240	207,240			207,240
TOTAL - Assets	207,808	207,240	568	—	207,240	568	—
Liabilities	—
Conditional advances	3,229			3,229			3,229
Convertible loans	160,489			160,489		160,489
Bank loans	3,964			3,964		3,964
Participating development loan	—			—		—
Renewable credit facility	—			—		—
Obligations under finance leases	1,900			1,900		1,900
Accrued interests	3			3		3
Other financial loans and borrowings	7			7		7
Bank overdrafts	—			—		—
Trade payables	32,649			32,649		32,649
Other payables	71			71		71
TOTAL - Liabilities	202,313	—	—	202,313	—	199,084	3,229

13.	FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

	As of December 31, 2019
	Carrying value				Fair value
	As per	Assets at
	statement of	fair value
	financial	through	Loans and	Debt at
(in € thousands)	position	profit and loss	receivables	amortized cost	Level 1	Level 2	Level 3
Assets
Financial investments	—	—			—
Loans	307		307			307
Loan related security deposit	—		—			—
Deposits and guarantees	396		396			396
Trade receivables	207		207			207
Cash and cash equivalents	276,748	276,748			276,748
TOTAL - Assets	277,658	276,748	911	—	276,748	911	—
Liabilities	—
Conditional advances	3,229			3,229			3,229
Convertible loans	165,454			165,454		165,454
Bank loans	2,645			2,645		2,645
Participating development loan	—			—		—
Renewable credit facility	—			—		—
Obligations under finance leases	12,281			12,281		12,281
Accrued interests	1			1		1
Other financial loans and borrowings	7			7		7
Bank overdrafts	—			—		—
Trade payables	32,753			32,753		32,753
Other payables	527			527		527
TOTAL - Liabilities	216,898	—	—	216,898	—	213,669	3,229